Changes in Accumulated Other Comprehensive Income (AOCI) by Component (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense	$ (135,864)	$ (108,999)
Net reclassified amount	263,735	211,586
Amounts Reclassified from AOCI | Net unrealized gain (loss) on securities available-for-sale
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of securities, Total reclassified amount before tax	399,599	320,585
Tax expense	(135,864)	(108,999)
Net reclassified amount	$ 263,735	$ 211,586